Future Minimum Time Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Future Minimum Time Charter Revenue
Schedule of future minimum time charter revenue
The future minimum time charter revenue, net of commissions, based on existing vessels committed to spot and period non-cancellable time charter contracts (including fixture recaps) which includes contracted revenue linked to the BPI and BCI index calculated as of December 31, 2024, is as follows:

December 31,
2025	$104,498
2026	34,134
2027	27,547
2028	15,550
2029	9,227
Thereafter	13,778
Total	$204,734